UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2013 to December 31, 2013
Date of Report (Date of earliest event reported): March 27, 2014
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001493223

Marc A. Pearlin
TAL International Container Corporation 100 Manhattanville Road Purchase, NY 10577 Tel: (914) 697-2554
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Not applicable.
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(1), TAL International Container Corporation has indicated by check mark that there is no activity to report for the period.
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TAL International Container Corporation (Securitzer)
By:	/s/ Jeffrey Casucci
Name:	Jeffrey Casucci
Title:	Vice President and Treasurer
Dated:	March 27, 2014